DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current:
Deferred revenue from customers	$ 4,749	¥ 32,969	¥ 46,519
Deferred government subsidies	2,260	15,692	9,551
Total deferred revenue current	7,009	48,661	56,070	[1]
Non-current:
Deferred revenue from customers	864	6,001	7,166
Deferred government subsidies			1,000
Total deferred revenue non-current	$ 864	¥ 6,001	¥ 8,166	[1]

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)